Investments in Equity Accounted Investees - Reconciliation from Financial Information of Significant Associate to its Carrying Value in Consolidated Financial Statements (Detail) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [Line Items]
Carrying amount	₩ 33,177	₩ 84,329	₩ 109,119
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Net asset	₩ 75,432	₩ 62,117
Ownership interest	40.00%	40.00%
Net asset (applying ownership interest)	₩ 30,173	₩ 24,847
Intra-group transaction	(694)	(647)
Carrying amount	₩ 29,479	₩ 24,200	₩ 42,784